UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2014(Unaudited)

Shares	Description (1)			Value
	LONG-TERM INVESTMENTS - 144.2% (96.5% of Total Investments)
	COMMON STOCKS - 106.9% (71.5% of Total Investments)
	Automobiles - 4.1%
7,000	Daimler AG, (4)			$ 534,030
200,000	Ford Motor Company, (2)			2,958,000
147,000	General Motors Company			4,695,180
	Total Automobiles			8,187,210
	Banks - 12.8%
125,000	Citigroup Inc., (2)			6,477,500
240,000	ING Groep N.V			3,405,600
131,000	JPMorgan Chase & Co.			7,891,440
148,500	Wells Fargo & Company, (2)			7,702,695
	Total Banks			25,477,235
	Capital Markets - 5.1%
198,000	Ares Capital Corporation			3,199,680
126,900	Bank New York Mellon			4,914,837
173,000	Medley Capital Corporation			2,043,130
	Total Capital Markets			10,157,647
	Chemicals - 2.2%
50,000	Agrium Inc.			4,450,000
	Communications Equipment - 4.6%
175,300	Cisco Systems, Inc.			4,412,301
375,000	Ericsson, Sponsored ADR			4,721,250
	Total Communications Equipment			9,133,551
	Consumer Finance - 2.4%
58,000	Capital One Financial Corporation			4,733,960
	Containers & Packaging - 2.0%
89,000	Avery Dennison Corporation			3,973,850
	Diversified Financial Services - 1.5%
440,000	Deutsche Boerse AG, ADR, (4)			2,941,400
	Diversified Telecommunication Services - 1.6%
103,000	Nippon Telegraph and Telephone Corporation, ADR			3,204,330
	Food & Staples Retailing - 3.3%
83,100	CVS Caremark Corporation			6,613,929
	Food Products - 0.4%
80,000	Orkla ASA, (4)			726,400
	Household Products - 1.1%
27,000	Procter & Gamble Company			2,260,980
	Independent Power & Renewable Electricity Producers - 0.6%
30,900	Abengoa Yield PLC, (3)			1,099,422
	Industrial Conglomerates - 1.9%
93,500	General Electric Company			2,395,470
45,000	Philips Electronics			1,426,950
	Total Industrial Conglomerates			3,822,420
	Insurance - 10.1%
67,000	Allianz S.E, (4)			1,080,040
139,000	American International Group, Inc.			7,508,780
76,900	Hartford Financial Services Group, Inc.			2,864,525
40,000	Swiss Re AG, Sponsored ADR, (4)			3,187,860
159,350	Unum Group, (2)			5,478,453
	Total Insurance			20,119,658
	Machinery - 1.9%
32,500	Ingersoll-Rand PLC			1,831,700
33,000	PACCAR Inc., (2)			1,876,875
	Total Machinery			3,708,575
	Media - 11.8%
327,600	Interpublic Group of Companies, Inc.			6,001,632
10,722	Metro-Goldwyn-Mayer, (3), (4)			830,955
180,000	National CineMedia, Inc.			2,611,800
179,200	ProSiebenSat.1 Media AG, ADR, (4)			1,785,728
120,000	RTL Group SA, (4)			1,029,444
92,900	Time Warner Inc.			6,987,009
3,958	Tribune Company, (3)			260,436
3,185	Tribune Company, (5)			—
989	Tribune Publishing Company, (3)			19,958
51,200	Viacom Inc., Class B			3,939,328
	Total Media			23,466,290
	Metals & Mining - 1.3%
60,100	AngloGold Ashanti Limited, Sponsored ADR			721,200
265,000	AuRico Gold Inc.			924,850
62,000	Barrick Gold Corporation			908,920
	Total Metals & Mining			2,554,970
	Oil, Gas & Consumable Fuels - 7.8%
56,000	Phillips 66, (2)			4,553,360
58,200	Royal Dutch Shell PLC, Class A, ADR			4,430,766
65,000	Suncor Energy, Inc.			2,349,750
63,700	Total SA, Sponsored ADR			4,105,465
	Total Oil, Gas & Consumable Fuels			15,439,341
	Pharmaceuticals - 19.5%
62,000	AbbVie Inc., (6)			3,581,120
43,400	AstraZeneca PLC, Sponsored ADR			3,100,496
143,300	GlaxoSmithKline PLC, Sponsored ADR			6,587,501
61,200	Merck & Company Inc.			3,627,936
265,000	Pfizer Inc., (2)			7,836,050
121,000	Roche Holdings AG, Sponsored ADR, (4)			4,475,790
80,000	Sanofi, ADR, (2)			4,514,400
94,800	Teva Pharmaceutical Industries Limited, Sponsored ADR			5,095,500
	Total Pharmaceuticals			38,818,793
	Semiconductors & Semiconductor Equipment - 3.5%
69,000	Analog Devices, Inc.			3,414,810
73,500	Microchip Technology Incorporated			3,471,405
	Total Semiconductors & Semiconductor Equipment			6,886,215
	Software - 4.5%
133,200	Microsoft Corporation, (6)			6,175,152
70,000	Oracle Corporation			2,679,600
	Total Software			8,854,752
	Thrifts & Mortgage Finance - 0.8%
108,400	PennyMac Financial Services Inc., Class A, (3)			1,588,060
	Tobacco - 1.1%
26,000	Philip Morris International			2,168,400
	Wireless Telecommunication Services - 1.0%
63,036	Vodafone Group PLC, Sponsored ADR			2,073,254
	Total Common Stocks (cost $166,305,671)			212,460,642

Shares	Description (1)	Coupon	Ratings (7)	Value
	CONVERTIBLE PREFERRED SECURITIES - 0.9% (0.6% of Total Investments)
	Diversified Telecommunication Services - 0.9%
39,000	IntelSat SA	5.750%	N/R	$ 1,851,720
		Total Convertible Preferred Securities (cost $2,100,906)		1,851,720

Shares	Description (1)	Coupon	Ratings (7)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 9.5% (6.4% of Total Investments)
	Banks - 2.3%
13,800	Boston Private Financial Holdings Inc.	6.950%	N/R	$ 341,412
25,445	City National Corporation	6.750%	Baa3	708,643
6,525	Cobank Agricultural Credit Bank, 144A, (8)	6.250%	BBB+	685,533
3,250	Cobank Agricultural Credit Bank, (8)	6.125%	BBB+	293,516
17,300	Fifth Third Bancorp.	6.625%	BB+	457,585
10,000	First Republic Bank of San Francisco	7.000%	BBB-	263,800
18,313	First Republic Bank of San Francisco	6.200%	BBB-	453,796
6,700	MB Financial Inc.	8.000%	N/R	184,250
9,200	PNC Financial Services	6.125%	BBB-	251,252
17,700	Regions Financial Corporation	6.375%	B1	449,226
21	TCF Financial Corporation	7.500%	BB-	553
20,400	U.S. Bancorp.	6.500%	Baa1	585,072
	Total Banks			4,674,638
	Capital Markets - 0.6%
20,300	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	493,290
25,675	Morgan Stanley	7.125%	BB	690,914
	Total Capital Markets			1,184,204
	Consumer Finance - 0.5%
29,200	HSBC Finance Corporation	6.360%	BBB-	732,336
6,601	SLM Corporation, Series A	6.970%	BB	325,297
	Total Consumer Finance			1,057,633
	Diversified Financial Services - 0.1%
10,000	KKR Financial Holdings LLC	7.375%	BBB	258,200
	Electric Utilities - 0.8%
17,650	Alabama Power Company, (8)	6.500%	A3	485,927
9,900	Alabama Power Company, (8)	6.450%	A3	262,041
1,505	Connecticut Power & Light Company, (8)	4.960%	BBB	74,356
3,223	Georgia Power Company, (8)	6.500%	A-	341,034
5,000	Gulf Power Company, (8)	6.450%	BBB+	505,537
	Total Electric Utilities			1,668,895
	Food Products - 0.4%
17,700	CHS Inc.	7.100%	N/R	470,820
9,100	CHS Inc.	6.750%	N/R	231,959
	Total Food Products			702,779
	Insurance - 3.1%
25,000	Allstate Corporation	6.750%	BBB-	650,500
30,050	Arch Capital Group Limited	6.750%	BBB	806,542
10,400	Aspen Insurance Holdings Limited	7.401%	BBB-	274,768
25,410	Aspen Insurance Holdings Limited	7.250%	BBB-	662,947
25,798	Axis Capital Holdings Limited	6.875%	BBB	668,426
25,000	Endurance Specialty Holdings Limited	7.750%	BBB-	652,750
15,000	Endurance Specialty Holdings Limited	7.500%	BBB-	388,050
11,456	Maiden Holdings Limited	8.250%	BB	296,023
10,000	National General Holding Company	7.500%	N/R	246,800
35,000	PartnerRe Limited	7.250%	BBB+	940,450
21,160	Principal Financial Group	6.518%	BBB	538,734
	Total Insurance			6,125,990
	Marine - 0.3%
10,200	Costamare Inc.	8.500%	N/R	266,832
2,775	Navios Maritime Holdings Inc.	8.750%	N/R	70,346
2,100	Navios Maritime Holdings Inc.	8.625%	N/R	51,387
8,900	Seaspan Corporation	8.250%	N/R	235,850
	Total Marine			624,415
	Oil, Gas & Consumable Fuels - 1.0%
8,405	Callon Petroleum Company	10.000%	N/R	451,264
9,600	Magnum Hunter Resources Corporation	8.000%	N/R	468,000
19,500	Miller Energy Resources Inc.	10.500%	N/R	483,015
15,000	Teekay Offshore Partners LP	7.250%	N/R	371,850
5,675	Tsakos Energy Navigation Limited	8.875%	N/R	147,834
	Total Oil, Gas & Consumable Fuels			1,921,963
	Thrifts & Mortgage Finance - 0.4%
30,170	Federal Agricultural Mortgage Corporation	6.875%	N/R	766,017
	Total $25 Par (or similar) Retail Preferred (cost $18,072,852)			18,984,734

Principal
Amount (000)	Description (1)	Coupon (10)	Maturity (9)	Ratings (7)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS - 24.8% (16.6% of Total Investments) (10)
	Aerospace & Defense - 0.2%
$ 415	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 408,201
	Airlines - 0.2%
491	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	Ba1	481,118
	Automobiles - 1.0%
992	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	986,261
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,099,716
2,106	Total Automobiles				2,085,977
	Building Products - 0.2%
400	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	393,857
	Capital Markets - 0.2%
495	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	493,660
	Chemicals - 1.2%
489	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	488,446
963	Univar, Inc., Term Loan	5.000%	6/30/17	B+	954,309
944	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	B+	925,967
2,396	Total Chemicals				2,368,722
	Commercial Services & Supplies - 0.5%
998	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	997,492
	Computers & Peripherals - 0.5%
993	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	986,545
	Containers & Packaging - 0.8%
1,571	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	1,556,356
	Diversified Consumer Services - 0.6%
697	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BB+	687,655
420	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	414,067
1,117	Total Diversified Consumer Services				1,101,722
	Diversified Telecommunication Services - 0.6%
821	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB	809,225
431	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	430,065
1,252	Total Diversified Telecommunication Services				1,239,290
	Energy Equipment & Services - 0.1%
200	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	192,510
	Food & Staples Retailing - 0.5%
1,000	Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	996,146
	Food Products - 1.7%
1,383	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB+	1,367,984
1,000	Jacobs Douwe Egberts, Term Loan B, WI/DD	TBD	TBD	Ba3	977,500
961	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	958,526
3,344	Total Food Products				3,304,010
	Health Care Equipment & Supplies - 0.7%
1,459	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	1,443,339
	Health Care Providers & Services - 1.5%
246	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB+	245,217
829	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	821,263
842	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	847,209
990	HCA, Inc., Tranche B4, Term Loan	2.983%	5/01/18	BB+	979,997
75	HCA, Inc., Tranche B5, Term Loan	2.904%	3/31/17	BB+	74,752
2,982	Total Health Care Providers & Services				2,968,438
	Hotels, Restaurants & Leisure - 1.6%
1,056	Burger King Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	B+	1,048,812
984	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	968,360
1,167	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,105,647
3,207	Total Hotels, Restaurants & Leisure				3,122,819
	Household Durables - 0.3%
650	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	643,704
	Household Products - 0.2%
305	Spectrum Brands, Inc., Term Loan A	3.026%	9/04/17	BB+	305,067
	Independent Power & Renewable Electricity Producers - 0.5%
993	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB+	984,879
	Internet & Catalog Retail - 0.3%
500	Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	499,766
	IT Services - 0.4%
873	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	869,758
	Leisure Equipment & Products - 0.5%
998	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	996,247
	Machinery - 0.6%
665	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	666,663
495	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	487,987
1,160	Total Machinery				1,154,650
	Media - 3.7%
494	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	BB+	479,795
49	Clear Channel Communications, Inc., Tranche B, Term Loan	3.804%	1/29/16	CCC+	49,092
747	Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	714,806
92	Clear Channel Communications, Inc. Term Loan E	7.654%	7/30/19	CCC+	90,268
964	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	950,403
499	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	496,568
453	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	449,804
536	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	532,468
464	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	460,657
405	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B2	398,776
1,239	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	1,224,641
1,540	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,513,217
7,482	Total Media				7,360,495
	Multiline Retail - 0.3%
694	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	695,195
	Oil, Gas & Consumable Fuels - 1.5%
1,500	Energy Transfer Equity L.P., Term Loan, First Lien	3.250%	12/02/19	BB	1,467,500
641	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	635,080
500	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	502,708
122	Southcross Energy Partners L.P., Opco Term Loan	5.250%	8/04/21	B1	121,950
182	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	182,355
2,945	Total Oil, Gas & Consumable Fuels				2,909,593
	Pharmaceuticals - 1.3%
995	Grifols, Inc., Term Loan	3.154%	2/27/21	Ba1	978,970
733	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	724,323
994	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	983,948
2,722	Total Pharmaceuticals				2,687,241
	Professional Services - 0.1%
182	Nielsen Finance LLC, Dollar Term Loan B2	3.153%	4/15/21	BBB-	182,599
	Semiconductors & Semiconductor Equipment - 0.9%
998	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	989,751
732	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	720,452
1,730	Total Semiconductors & Semiconductor Equipment				1,710,203
	Software - 1.7%
424	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	423,338
480	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	473,106
802	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	792,050
966	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	956,002
765	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	748,649
3,437	Total Software				3,393,145
	Specialty Retail - 0.4%
600	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	B1	595,996
267	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	262,439
867	Total Specialty Retail				858,435
$ 49,964	Total Variable Rate Senior Loan Interests (cost $49,641,277)				49,391,179

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
	CORPORATE BONDS - 0.7% (0.5% of Total Investments)
	Banks - 0.6%
$ 475	Bank of America Corporation	6.250%	3/05/65	BB	$ 471,883
150	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	157,575
525	M&T Bank Corporation	6.450%	12/31/49	BBB-	555,188
1,150	Total Banks				1,184,646
	Media - 0.1%
133	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	133,997
$ 1,283	Total Corporate Bonds (cost $1,273,625)				1,318,643

Principal
Amount (000)/Shares	Description (1)	Coupon	Maturity	Ratings (7)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.4% (0.9% of Total Investments)
	Banks - 1.1%
600	General Electric Capital Corporation	7.125%	N/A (11)	A+	$ 694,500
500	JPMorgan Chase & Company	7.900%	N/A (11)	BBB-	541,250
250	JPMorgan Chase & Company	6.100%	N/A (11)	BBB-	247,188
500	PNC Financial Services Inc.	6.750%	N/A (11)	BBB-	552,500
25	Zions Bancorporation	7.200%	N/A (11)	BB-	26,375
	Total Banks				2,061,813
	Capital Markets - 0.1%
225	Morgan Stanley	5.450%	N/A (11)	BB	223,313
	Consumer Finance - 0.2%
450	Ally Financial Inc., 144A	7.000%	N/A (11)	B-	450,421
	Total $1,000 Par (or similar) Institutional Preferred (cost $2,535,546)				2,735,547
	Total Long-Term Investments (cost $239,929,877)				286,742,465

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 5.2% (3.5% of Total Investments)
$ 8,181	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $8,180,863, collateralized by $8,370,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $8,349,075	0.000%	10/01/14		$ 8,180,863
2,254	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $2,254,395, collateralized by $2,300,000 U.S. Treasury Notes, 2.125%, due 6/30/21, value $2,300,000	0.000%	10/01/14		2,254,395
$ 10,435	Total Short-Term Investments (cost $10,435,258)				10,435,258
	Total Investments (cost $250,365,135) - 149.4%				297,177,723
	Borrowings - (46.7)% (12), (13)				(93,000,000)
	Other Assets Less Liabilities - (2.7)% (14)				(5,243,074)
	Net Assets Applicable to Common Shares - 100%				$ 198,934,649

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (15)	Date	Price	Value (14)
(2,267)	AuRico Gold Inc.	$ (1,133,500)	12/20/14	$ 5.0	$ (17,003)
(620)	Barrick Gold Corporation	(1,240,000)	11/22/14	20.0	(2,480)
(50)	Interpublic Group of Companies, Inc.	(105,000)	10/18/14	21.0	(625)
(333)	Microsoft Corporation	(1,531,800)	11/22/14	46.0	(43,955)
(117)	Time Warner Inc.	(936,000)	10/18/14	80.0	(7,020)
(3,387)	Total Options Written (Premiums received $145,346)	$ (4,946,300)			$ (71,083)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (16)	Date	(Depreciation) (14)
JPMorgan	$ 18,475,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 299,795
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	463,932
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR-BBA	2.323	Monthly	3/29/11	3/29/16	(388,029)
	$ 50,925,000							$ 375,698

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 195,868,995	$ 16,591,647	$ –	*	$ 212,460,642
Convertible Preferred Securities	1,851,720	–	–		1,851,720
$25 Par (or similar) Retail Preferred	16,336,790	2,647,944	–		18,984,734
Variable Rate Senior Loan Interests	–	49,391,179	–		49,391,179
Corporate Bonds	–	1,318,643	–		1,318,643
$1,000 Par (or similar) Institutional Preferred	–	2,735,547	–		2,735,547
Short-Term Investments:
Repurchase Agreements	–	10,435,258	–		10,435,258
Investments in Derivatives:
Options Written	(71,083)	–	–		(71,083)
Interest Rate Swaps**	–	375,698	–		375,698
Total	$ 213,986,422	$ 83,495,916	$ –	*	$ 297,482,338

*Value equals zero as of the end of the reporting period.
**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $252,582,943.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation					$55,275,005
Depreciation					(10,680,225)

Net unrealized appreciation (depreciation) of investments					$44,594,780

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $867,100.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.
(9)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(11)	Perpetual security. Maturity date is not applicable.
(12)	Borrowings as a percentage of Total Investments is 31.3%.
(13)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $198,288,043 have been pledged as collateral for Borrowings.

(14)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
WI/DD	Purchased on a when-issued or delayed-delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014